Commitments and Contincengies (Details) - Schedule of future lease payments under operating leases	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
Schedule of future lease payments under operating leases [Abstract]
2021	$ 445,527
2022	322,014
Total future lease payments	767,541
Less imputed interest	(21,999)
Total lease liabilities	745,542		¥ 1,356,772
Less: current portion	430,352	$ 339,330
Operating lease liability, non-current	$ 315,190	$ 648,334